Initial Public Offering	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Initial Public Offering

5. Initial Public Offering

On April 18, 2013, subsequent to its initial public offering (“IPO”) of 15,789,474 shares of common stock at a price to the public of $15.00 per share, the Company’s common stock began trading on the New York Stock Exchange under the symbol “TAM.” In May 2013, underwriters exercised their option to purchase 1,170,603 additional shares at the IPO price less underwriting discounts and commissions. No selling stockholders participated in the offering. The proceeds from the sale of Company stock generated by this IPO were $240 million after the payment of $14 million in underwriting fees. In addition, professional fees of $10 million were incurred resulting in $230 million of net IPO proceeds. The primary use of these proceeds was the early extinguishment of the $250 million face value Senior PIK Toggle 9.125% Notes (“PIK Toggle Notes”). Reference should be made to Note 12 for further details regarding this debt redemption.